INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share capital	Share premium	Reserve of remeasurements of defined benefit plans	Accumulated deficit	Total
Balance at the beginning at Dec. 31, 2021	$ 0	$ 129,056	$ (132)	$ (94,005)	$ 34,919
Loss				(10,222)	(10,222)
Total other comprehensive income			225		225
Total comprehensive income (loss)			225	(10,222)	(9,997)
Issuance of Ordinary shares	0	6,573			6,573
Exercise of options	0	31			31
Share-based compensation		732			732
Balance at the end at Jun. 30, 2022	0	136,392	93	(104,227)	32,258
Balance at the beginning at Dec. 31, 2022	0	140,229	137	(118,706)	21,660
Loss					(54,998)
Total comprehensive income (loss)				(54,998)	(54,998)
Issuance of Ordinary shares	0	113			113
Issuance of Ordinary shares, net in connection with the closing of the BCA	0	63,145			63,145
Exercise of options	0	19			19
Share-based compensation		1,128			1,128
Share listing expense		46,717			46,717
Balance at the end at Jun. 30, 2023	$ 0	$ 251,351	$ 137	$ (173,704)	$ 77,784